LEASES - Components of Lease Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Amortization of right-of-use assets	¥ 135,791,384	¥ 146,965,210
Interest of lease liabilities	51,575,346	46,533,172
Expenses for short-term lease within 12 months	3,051,443	6,431,457
Total lease cost	¥ 190,418,173	¥ 199,929,839